CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues		$ 74
Costs and expenses:
Cost of revenues		3
Research and development (including related party amounts of $197 and zero for the and six months ended June 30, 2022 and 2023, respectively)	$ 7,648	8,538
General and administrative	5,761	3,625
Total expenses	13,409	12,166
Loss from operations	(13,409)	(12,092)
Other income (expenses):
Interest expense (including related party amounts of $1,035 and $91 for the six months ended June 30, 2022 and 2023, respectively)	(96)	(1,054)
Change in fair value of convertible promissory notes	(2,784)	(15)
Other income, net	118	48
Net loss before provision for income taxes	(16,171)	(13,113)
Net loss and comprehensive loss	$ (16,171)	$ (13,113)
Weighted-average common shares outstanding, basic	32,603,130	14,445,193
Weighted-average common shares outstanding, diluted	32,603,130	14,445,193
Net loss per share, basic	$ (0.50)	$ (0.91)
Net loss per share, diluted	$ (0.50)	$ (0.91)